Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
(Increase) decrease in minimum pension liability deferred tax benefit (expense)	$ 38	$ 3,336	$ (1,055)